Annual Total Returns- JPMorgan US Small Company Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Small Company Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.86%)	21.41%	40.32%	8.48%	(3.34%)	20.55%	8.76%	(12.17%)	21.90%	17.99%